Unaudited Interim Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current liabilities:
Deferred finance costs and debt discounts, current	$ 1,634	$ 1,627
Non-current liabilities:
Deferred finance costs and debt discounts, noncurrent	$ 2,574	$ 2,237
STOCKHOLDERS EQUITY
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	25,000,000	25,000,000
Preferred stock, shares issued (in shares)	20,000	20,000
Preferred stock, shares outstanding (in shares)	20,000	20,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	500,000,000	500,000,000
Common stock, shares issued (in shares)	20,902,365	20,374,165
Common stock, shares outstanding (in shares)	20,902,365	20,374,165